JOINT VENTURE CORPORATION - AURORA MINERALS LTD. (Details Narrative)	1 Months Ended	3 Months Ended		9 Months Ended
	Aug. 20, 2025	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Mar. 31, 2025 CAD ($)	Dec. 31, 2024 USD ($)
Statement [Line Items]
Current assets		$ 1,659,499		$ 1,659,499		$ 1,343,358
Exploration and evaluation expenditures		811,560	$ 5,243,030	18,687,631	$ 20,717,450
JOINT VENTURE CORPORATION - AURORA MINERALS LTD. [Member]
Statement [Line Items]
Current assets		230,328		$ 230,328			$ 0
Nature of activities				Freeport has elected to sole fund stage 2 of Aurora Minerals expenditures in the aggregate of $75 million within the following five years at a rate of no less than $10 million per year, failing which Freeport and Amarc will proceed to fund the project pro rata on a 60:40 basis. At such time as stage 2 is completed, Freeport’s ownership of Aurora Minerals will increase to 70% and Amarc will decrease to 30%
Exploration and evaluation expenditures		3,514,073		$ 7,151,044
Minerals		1		1
JOINT VENTURE CORPORATION - AURORA MINERALS LTD. [Member] | Freeport [Member]
Statement [Line Items]
Owenership percentage	60.00%
JOINT VENTURE CORPORATION - AURORA MINERALS LTD. [Member] | Amarc [Member]
Statement [Line Items]
Owenership percentage	40.00%
Contractor fee earned		$ 166,744		$ 342,744